INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventory

Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	June 30, 2013 (Unaudited)	December 31, 2012
Raw materials	$97,643	$105,971
Work in process	404,004	354,554
Finished goods	57,054	47,279
Reserve for obsolescence	(110,000)	(110,000)
Total	$448,701	$397,804

Inventories consist of the following at December 31:

	2012	2011
Raw materials	$105,971	$76,381
Work in process	354,554	446,538
Finished goods	47,279	106,625
Reserve for obsolescence	(110,000)	(101,535)
Total	$397,804	$528,009